COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES
a)	Operating leases
  The Company has commitments under operating leases requiring future minimum annual lease payments as follows:

2013

2014	$1,871
2015	1,710
2016	1,416
2017	1,180
2018	1,209
Thereafter	5,209

The Company incurred rent expense under operating leases of $1,681 and $770 for the years ended December 31, 2013 and 2012.